Consolidated Statements of Operations and Comprehensive Income (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Distribution revenues	$ 4,366	$ 4,915
Transmission revenues	1,581	1,587
Purchased power costs	2,875	3,427
Related Party [Member]
Distribution revenues	279	160
Transmission revenues	1,526	1,556
Purchased power costs	$ 1,594	$ 2,103